Borrowings - Summary of Details of Borrowings (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 50,675,884	₩ 55,789,869
The Bank of Korea
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 2,520,472	8,282,289
Annual interest rate	2.00%
SEMAS and others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 2,500,160	2,670,867
SEMAS and others | Bottom of range
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	0.00%
SEMAS and others | Top of range
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	3.41%
Shinhan Bank and others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 1,764,900	914,360
Shinhan Bank and others | Bottom of range
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	2.49%
Shinhan Bank and others | Top of range
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	7.15%
Korea Securities Finance Corporation and others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 2,780,823	2,189,510
Korea Securities Finance Corporation and others | Bottom of range
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	1.68%
Korea Securities Finance Corporation and others | Top of range
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	6.96%
The Korea Development Bank and others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 22,645,638	19,806,869
The Korea Development Bank and others | Bottom of range
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	0.00%
The Korea Development Bank and others | Top of range
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	7.73%
Borrowings in Korean won
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 32,211,993	33,863,895
KEB Hana Bank and others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	38,191	18,266
Citicorp International Ltd. And others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 15,437,388	16,296,725
Citicorp International Ltd. And others | Bottom of range
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	0.00%
Citicorp International Ltd. And others | Top of range
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	13.50%
The Export-Import Bank of Korea and others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 24,662	38,249
The Export-Import Bank of Korea and others | Bottom of range
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	5.89%
The Export-Import Bank of Korea and others | Top of range
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	6.07%
Standard Chartered Bank and others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 2,963,650	5,572,734
Standard Chartered Bank and others | Bottom of range
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	0.00%
Standard Chartered Bank and others | Top of range
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	12.00%
Borrowings in foreign currencies
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 18,463,891	₩ 21,925,974